Pensions and other postretirement benefits (Obligations and Funded Status) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Change in plan assets
Increase in discount rate		0.23%
Pensions
Change in benefit obligation
Projected benefit obligation at beginning of year	$ 14,244	$ 14,755
Interest cost	604	669	$ 703
Actuarial loss (gain) on projected benefit obligation	(382)	(319)
Current service cost	80	91	83
Plan participants' contributions	59	63
Foreign currency changes	(12)	20
Benefit payments, settlements and transfers	(1,037)	(1,035)
Projected benefit obligation at the end of the year	13,556	14,244	14,755
Component representing future salary increases	(47)	(71)
Accumulated benefit obligation at end of year	13,509	14,173
Change in plan assets
Fair value of plan assets at beginning of year	18,435	17,533
Net employer contributions (withdrawals)	(8)	25
Plan participants' contributions	59	63
Foreign currency changes	(10)	15
Actual return on plan assets	1,150	1,834
Benefit payments, settlements and transfers	(1,037)	(1,035)
Fair value of plan assets at end of year	18,589	18,435	17,533
Funded status - Excess (deficiency) of fair value of plan assets over projected benefit obligation at end of year	5,033	4,191
Pensions | CN Pension Plan
Change in benefit obligation
Projected benefit obligation at beginning of year	13,241
Projected benefit obligation at the end of the year	12,603	13,241
Change in plan assets
Fair value of plan assets at beginning of year	17,642
Fair value of plan assets at end of year	17,815	17,642
Other postretirement benefits
Change in benefit obligation
Projected benefit obligation at beginning of year	143	145
Interest cost	6	7	7
Actuarial loss (gain) on projected benefit obligation	(4)	(2)
Current service cost	1	1	1
Plan participants' contributions	0	0
Foreign currency changes	(2)	3
Benefit payments, settlements and transfers	(10)	(11)
Projected benefit obligation at the end of the year	134	143	145
Component representing future salary increases	0	0
Accumulated benefit obligation at end of year	134	143
Change in plan assets
Fair value of plan assets at beginning of year	0	0
Net employer contributions (withdrawals)	0	0
Plan participants' contributions	0	0
Foreign currency changes	0	0
Actual return on plan assets	0	0
Benefit payments, settlements and transfers	0	0
Fair value of plan assets at end of year	0	0	$ 0
Funded status - Excess (deficiency) of fair value of plan assets over projected benefit obligation at end of year	$ (134)	$ (143)